Note 4 -Business Segments, Sales of Products and Significant Customers - Summary of Trade Accounts Receivable (Details) - Trade Accounts Receivable - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Customer B [Member]
Segment Reporting Information [Line Items]
Percentage of accounts receivable	22.20%	57.50%
Customer D [Member]
Segment Reporting Information [Line Items]
Percentage of accounts receivable	34.80%	0.00%
Customer E [Member]
Segment Reporting Information [Line Items]
Percentage of accounts receivable	24.20%	3.20%
Customer F [Member]
Segment Reporting Information [Line Items]
Percentage of accounts receivable	0.00%	15.90%
Customer G [Member]
Segment Reporting Information [Line Items]
Percentage of accounts receivable	0.00%	11.80%